Note 2 - Warrant Liability and Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Warrant Liabilities

Balance as of March 31, 2023	$—
Additions	4,556
Change in fair value measurements - warrants mark-to-market	3,444
Settlement and reclassification to equity	(8,000)

Balance as of March 31, 2024	$—

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
Discount rate at issuance (1)					20.00%
Probability (2)	70%	-	10%	-	20%
Payment (3)			$0	-	$8,000,000
Expected term (in years)			0.48	-	0.98